Schedule of Investments(a)
Invesco ESG Revenue ETF (ESGL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.44%
AT&T, Inc.	17,451	$652,318
Comcast Corp., Class A	8,032	354,613
T-Mobile US, Inc.(b)	1,988	156,157
Verizon Communications, Inc.	7,840	472,282
Walt Disney Co. (The)	1,771	268,448
		1,903,818
Consumer Discretionary-10.30%
Aptiv PLC	583	54,732
Best Buy Co., Inc.	2,312	186,440
BorgWarner, Inc.	992	41,714
Carnival Corp.	1,477	66,583
eBay, Inc.	953	33,850
Ford Motor Co.	62,370	565,072
Gap, Inc. (The)	3,506	58,235
Hanesbrands, Inc.	1,713	25,815
Hasbro, Inc.	141	14,340
Hilton Worldwide Holdings, Inc.	347	36,435
Home Depot, Inc. (The)	1,766	389,421
Kohl’s Corp.	1,446	67,976
L Brands, Inc.	2,462	47,123
Lowe’s Cos., Inc.	2,339	274,388
Macy’s, Inc.(c)	6,049	92,671
Marriott International, Inc., Class A	582	81,689
NIKE, Inc., Class B	1,632	152,576
Nordstrom, Inc.(c)	1,774	67,713
PVH Corp.	399	38,687
Royal Caribbean Cruises Ltd.	333	39,967
Starbucks Corp.	1,054	90,043
TJX Cos., Inc. (The)	2,616	159,916
VF Corp.	547	48,431
		2,633,817
Consumer Staples-10.15%
Altria Group, Inc.	1,755	87,224
Brown-Forman Corp., Class B	187	12,682
Campbell Soup Co.	721	33,577
Church & Dwight Co., Inc.	209	14,680
Clorox Co. (The)	147	21,790
Coca-Cola Co. (The)	2,240	119,616
Colgate-Palmolive Co.	781	52,967
Estee Lauder Cos., Inc. (The), Class A	275	53,754
General Mills, Inc.	1,116	59,505
Hershey Co. (The)	184	27,262
JM Smucker Co. (The)	259	27,218
Kellogg Co.	776	50,533
Kimberly-Clark Corp.	491	66,943
Kroger Co. (The)	16,987	464,425
McCormick & Co., Inc.	121	20,479
Molson Coors Brewing Co., Class B	682	34,427
Mondelez International, Inc., Class A	1,686	88,583
PepsiCo., Inc.	1,742	236,616
Philip Morris International, Inc.	1,499	124,312
Procter & Gamble Co. (The)	1,994	243,388
Sysco Corp.	2,768	222,962
Walgreens Boots Alliance, Inc.	8,937	532,645
		2,595,588
Energy-10.33%
Apache Corp.	969	21,589
Baker Hughes Co.	3,667	82,214
ConocoPhillips	2,142	128,391
	Shares	Value
Energy-(continued)
Devon Energy Corp.	1,268	$27,757
EOG Resources, Inc.	786	55,727
Exxon Mobil Corp.	13,580	925,205
Halliburton Co.	4,235	88,893
Hess Corp.	364	22,601
HollyFrontier Corp.	1,207	62,221
Kinder Morgan, Inc.	2,403	47,123
Marathon Oil Corp.	1,504	17,522
Marathon Petroleum Corp.	7,637	463,108
Noble Energy, Inc.	663	13,764
Occidental Petroleum Corp.	1,427	55,039
ONEOK, Inc.	560	39,788
Phillips 66	3,819	438,116
Schlumberger Ltd.	3,196	115,695
TechnipFMC PLC (United Kingdom)	1,892	35,645
		2,640,398
Financials-10.01%
Affiliated Managers Group, Inc.	96	8,196
Allstate Corp. (The)	1,379	153,552
Bank of America Corp.	13,869	462,115
Bank of New York Mellon Corp. (The)	1,523	74,581
BlackRock, Inc.	114	56,420
Franklin Resources, Inc.	705	19,381
Hartford Financial Services Group, Inc. (The)	1,145	70,830
Invesco Ltd.(d)	1,098	19,281
JPMorgan Chase & Co.	4,290	565,250
KeyCorp	1,520	29,473
Lincoln National Corp.	986	58,223
Marsh & McLennan Cos., Inc.	549	59,330
MetLife, Inc.	4,886	243,860
Moody’s Corp.	75	17,000
Morgan Stanley	4,227	209,152
MSCI, Inc.	23	5,961
Northern Trust Corp.	258	27,668
PNC Financial Services Group, Inc. (The)	529	81,048
Principal Financial Group, Inc.	994	54,769
Prudential Financial, Inc.	2,607	244,067
S&P Global, Inc.	90	23,819
State Street Corp.	727	54,598
T. Rowe Price Group, Inc.	168	20,758
		2,559,332
Health Care-17.12%
Abbott Laboratories	1,336	114,161
AbbVie, Inc.	1,626	142,649
Agilent Technologies, Inc.	234	18,900
Allergan PLC	339	62,695
Amgen, Inc.	427	100,225
Anthem, Inc.	1,386	400,083
Baxter International, Inc.	455	37,296
Becton, Dickinson and Co.	241	62,299
Biogen, Inc.(b)	186	55,765
Bristol-Myers Squibb Co.	1,694	96,456
Cardinal Health, Inc.	10,953	602,744
CVS Health Corp.	12,704	956,230
Edwards Lifesciences Corp.(b)	66	16,166
Gilead Sciences, Inc.	1,202	80,822
Henry Schein, Inc.(b)	654	45,061
Illumina, Inc.(b)	40	12,830
Medtronic PLC	993	110,610
Merck & Co., Inc.	1,870	163,027
Mettler-Toledo International, Inc.(b)	15	10,791

Invesco ESG Revenue ETF (ESGL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Pfizer, Inc.	5,237	$201,729
Regeneron Pharmaceuticals, Inc.(b)	88	32,472
ResMed, Inc.	70	10,472
Teleflex, Inc.	26	9,187
UnitedHealth Group, Inc.	3,648	1,020,966
Varian Medical Systems, Inc.(b)	97	12,972
		4,376,608
Industrials-10.79%
3M Co.	691	117,311
Cummins, Inc.	538	98,379
Deere & Co.	857	144,019
Delta Air Lines, Inc.	2,790	159,895
Eaton Corp. PLC	924	85,470
Emerson Electric Co.	1,010	74,599
FedEx Corp.	1,691	270,645
General Electric Co.	45,753	515,636
IHS Markit Ltd.(b)	227	16,492
Illinois Tool Works, Inc.	331	57,703
Ingersoll-Rand PLC	466	61,097
Johnson Controls International PLC	2,124	90,971
Lockheed Martin Corp.	535	209,201
Masco Corp.	729	33,935
Nielsen Holdings PLC	1,018	19,902
Northrop Grumman Corp.	324	113,973
Parker-Hannifin Corp.	289	57,450
Pentair PLC	286	12,684
Raytheon Co.	523	113,711
Rockwell Automation, Inc.	147	28,788
Stanley Black & Decker, Inc.	359	56,629
United Parcel Service, Inc., Class B	2,155	258,018
United Rentals, Inc.(b)	247	37,803
Verisk Analytics, Inc.	57	8,406
W.W. Grainger, Inc.	139	44,056
Waste Management, Inc.	479	54,084
Xylem, Inc.	243	18,835
		2,759,692
Information Technology-16.31%
Accenture PLC, Class A	803	161,532
Adobe, Inc.(b)	130	40,239
Advanced Micro Devices, Inc.(b)	703	27,522
Akamai Technologies, Inc.(b)	112	9,757
Analog Devices, Inc.	190	21,461
Apple, Inc.	4,280	1,143,830
Applied Materials, Inc.	1,032	59,753
Autodesk, Inc.(b)	69	12,482
Cisco Systems, Inc.	3,780	171,272
Cognizant Technology Solutions Corp., Class A	949	60,840
Corning, Inc.	1,516	44,025
DXC Technology Co.	2,333	87,091
Hewlett Packard Enterprise Co.	7,440	117,775
HP, Inc.	11,315	227,205
Intel Corp.	5,014	291,063
International Business Machines Corp.	1,981	266,345
Intuit, Inc.	90	23,300
Juniper Networks, Inc.	673	16,865
Keysight Technologies, Inc.(b)	152	16,269
KLA Corp.	104	17,041
Lam Research Corp.	146	38,957
Maxim Integrated Products, Inc.	144	8,160
Microchip Technology, Inc.(c)	212	20,043
Micron Technology, Inc.(b)	1,998	94,925
	Shares	Value
Information Technology-(continued)
Microsoft Corp.	3,245	$491,228
Motorola Solutions, Inc.	164	27,437
NortonLifeLock, Inc.	724	18,028
NVIDIA Corp.	209	45,299
Oracle Corp.	2,680	150,455
PayPal Holdings, Inc.(b)	564	60,918
salesforce.com, inc.(b)	342	55,708
Seagate Technology PLC	713	42,552
Skyworks Solutions, Inc.	159	15,630
TE Connectivity Ltd.	522	48,395
Texas Instruments, Inc.	427	51,330
Visa, Inc., Class A	455	83,952
Western Digital Corp.	964	48,518
Xerox Holdings Corp.	1,111	43,251
Xilinx, Inc.	119	11,041
		4,171,494
Materials-2.56%
Air Products and Chemicals, Inc.	145	34,268
Albemarle Corp.(c)	176	11,507
Avery Dennison Corp.	222	28,942
Ball Corp.	556	36,729
DuPont de Nemours, Inc.	1,098	71,161
Eastman Chemical Co.	474	37,147
Ecolab, Inc.	270	50,401
FMC Corp.	185	18,123
International Flavors & Fragrances, Inc.	140	19,772
International Paper Co.	2,072	96,017
LyondellBasell Industries N.V., Class A	1,493	138,162
Newmont Goldcorp Corp.	712	27,341
Packaging Corp. of America	244	27,304
PPG Industries, Inc.	454	58,493
		655,367
Real Estate-1.04%
AvalonBay Communities, Inc.	39	8,362
Boston Properties, Inc.	78	10,806
CBRE Group, Inc., Class A(b)	1,490	84,960
Federal Realty Investment Trust	25	3,302
Healthpeak Properties, Inc.	188	6,557
Host Hotels & Resorts, Inc.	1,155	20,201
Iron Mountain, Inc.	476	15,289
Kimco Realty Corp.	204	4,411
Prologis, Inc.	129	11,810
Simon Property Group, Inc.	130	19,657
SL Green Realty Corp.	68	5,802
Ventas, Inc.	187	10,904
Vornado Realty Trust	296	19,113
Welltower, Inc.	205	17,337
Weyerhaeuser Co.	892	26,323
		264,834
Utilities-3.91%
AES Corp. (The)	2,379	44,987
Alliant Energy Corp.	243	12,879
Ameren Corp.	278	20,664
American Electric Power Co., Inc.	609	55,632
American Water Works Co., Inc.	104	12,587
CenterPoint Energy, Inc.	1,360	33,402
CMS Energy Corp.	397	24,336
Consolidated Edison, Inc.	491	42,663
Dominion Energy, Inc.	653	54,271
DTE Energy Co.	375	46,852

Invesco ESG Revenue ETF (ESGL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	941	$82,968
Edison International	643	44,431
Entergy Corp.	340	39,573
Eversource Energy	373	30,825
Exelon Corp.	2,652	117,749
NextEra Energy, Inc.	268	62,664
NiSource, Inc.	640	16,928
NRG Energy, Inc.	838	33,294
Pinnacle West Capital Corp.	134	11,710
PPL Corp.	878	29,878
Public Service Enterprise Group, Inc.	575	34,103
Southern Co. (The)	1,302	80,711
WEC Energy Group, Inc.	296	26,240
Xcel Energy, Inc.	653	40,153
		999,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $22,109,835)		25,560,448
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	130,638	$130,638
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	44,071	44,089
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $174,727)		174,727
TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $22,284,562)		25,735,175
OTHER ASSETS LESS LIABILITIES-(0.64)%		(164,247)
NET ASSETS-100.00%		$25,570,928

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$14,020	$3,460	$-	$1,801	$-	$19,281	$340

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.42%
AMC Networks, Inc., Class A(b)	35,262	$1,355,119
CenturyLink, Inc.	467,609	6,775,654
Cinemark Holdings, Inc.	62,295	2,109,932
Discovery, Inc., Class A(b)(c)	35,919	1,183,172
Discovery, Inc., Class C(b)	89,049	2,717,775
DISH Network Corp., Class A(b)	136,548	4,665,845
Interpublic Group of Cos., Inc. (The)	169,219	3,790,506
John Wiley & Sons, Inc., Class A	35,903	1,696,776
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	19,869	967,620
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	42,644	2,068,660
Nexstar Media Group, Inc., Class A	36,366	3,916,982
Sinclair Broadcast Group, Inc., Class A	47,282	1,646,832
Telephone & Data Systems, Inc.	81,409	1,930,207
United States Cellular Corp.(b)	12,358	419,060
Viacom, Inc., Class B	171,595	4,130,292
		39,374,432
Consumer Discretionary-15.89%
Aramark	146,182	6,379,382
AutoNation, Inc.(b)	43,743	2,234,830
Best Buy Co., Inc.	70,730	5,703,667
BorgWarner, Inc.	168,297	7,076,889
Brunswick Corp.	70,250	4,128,593
Caesars Entertainment Corp.(b)	406,667	5,302,938
Capri Holdings Ltd.(b)	115,718	4,297,767
Carter’s, Inc.	33,131	3,422,764
Dicks Sporting Goods, Inc.	55,414	2,538,515
Extended Stay America, Inc.	84,936	1,253,655
Floor & Decor Holdings, Inc., Class A(b)	13,107	629,267
Foot Locker, Inc.	90,739	3,634,097
Gap, Inc. (The)	176,283	2,928,061
Gentex Corp.	105,311	2,990,832
Genuine Parts Co.	27,724	2,893,554
Goodyear Tire & Rubber Co. (The)	188,947	3,021,263
Graham Holdings Co., Class B	2,947	1,861,355
H&R Block, Inc.	165,586	4,036,987
Hanesbrands, Inc.	292,240	4,404,057
Harley-Davidson, Inc.	128,606	4,678,686
Hilton Grand Vacations, Inc.(b)	42,997	1,488,986
Hyatt Hotels Corp., Class A	21,579	1,743,583
International Game Technology PLC(c)	38,181	566,988
Kohl’s Corp.	132,831	6,244,385
L Brands, Inc.	185,271	3,546,087
Lear Corp.	50,788	6,110,304
Leggett & Platt, Inc.	80,999	4,237,868
Lennar Corp., Class A	76,085	4,538,470
LKQ Corp.(b)	165,680	5,845,190
Macy’s, Inc.(c)	251,201	3,848,399
Mohawk Industries, Inc.(b)	27,514	3,834,626
Nordstrom, Inc.(c)	87,903	3,355,258
Norwegian Cruise Line Holdings Ltd.(b)	70,777	3,796,478
Penske Automotive Group, Inc.	28,320	1,429,877
Polaris, Inc.	45,515	4,446,815
PulteGroup, Inc.	191,793	7,604,592
PVH Corp.	60,565	5,872,382
Qurate Retail, Inc., Class A(b)	320,639	3,033,245
Ralph Lauren Corp.	24,458	2,625,322
Six Flags Entertainment Corp.	32,762	1,424,492
Skechers U.S.A., Inc., Class A(b)	106,857	4,297,789
Tapestry, Inc.	113,373	3,048,600
Tempur Sealy International, Inc.(b)	12,011	1,019,494
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	43,023	$2,743,577
Toll Brothers, Inc.	109,432	4,395,883
Urban Outfitters, Inc.(b)	59,257	1,520,535
Wendy’s Co. (The)	90,635	1,943,214
Whirlpool Corp.	48,332	6,916,309
Williams-Sonoma, Inc.	63,552	4,410,509
Wyndham Destinations, Inc.	75,108	3,642,738
		182,949,154
Consumer Staples-3.89%
Bunge Ltd.	27,561	1,471,206
Casey’s General Stores, Inc.	29,735	5,167,051
Energizer Holdings, Inc.	26,901	1,342,091
Flowers Foods, Inc.	56,473	1,215,864
Hain Celestial Group, Inc. (The)(b)	27,556	681,184
Herbalife Nutrition Ltd.(b)	48,581	2,215,779
Ingredion, Inc.	54,283	4,514,717
Kroger Co. (The)	223,126	6,100,265
Molson Coors Brewing Co., Class B	88,228	4,453,750
Nu Skin Enterprises, Inc., Class A	36,188	1,383,829
Pilgrim’s Pride Corp.(b)	33,975	1,070,213
Post Holdings, Inc.(b)	14,877	1,571,011
Seaboard Corp.	76	312,479
Spectrum Brands Holdings, Inc.	33,848	2,116,177
Sprouts Farmers Market, Inc.(b)	95,527	1,891,435
TreeHouse Foods, Inc.(b)	45,111	2,205,477
US Foods Holding Corp.(b)	176,564	7,021,950
		44,734,478
Energy-4.68%
Antero Resources Corp.(b)	214,586	427,026
Apache Corp.	223,596	4,981,719
Apergy Corp.(b)	23,585	602,361
Centennial Resource Development, Inc., Class A(b)	148,558	459,044
Chesapeake Energy Corp.(b)	1,059,514	630,729
Cimarex Energy Co.	81,297	3,737,223
Continental Resources, Inc.	30,225	933,348
Devon Energy Corp.	279,623	6,120,947
EQT Corp.	137,969	1,204,469
Equitrans Midstream Corp.	75,962	757,341
Halliburton Co.	185,184	3,887,012
HollyFrontier Corp.	127,830	6,589,636
Kosmos Energy Ltd. (Ghana)	81,878	488,812
Marathon Oil Corp.	477,131	5,558,576
Murphy Oil Corp.	134,087	3,085,342
Noble Energy, Inc.	91,102	1,891,278
Parsley Energy, Inc., Class A	198,351	2,971,298
Patterson-UTI Energy, Inc.	166,602	1,489,422
PBF Energy, Inc., Class A	96,946	3,034,410
Range Resources Corp.(c)	168,608	588,442
Targa Resources Corp.	52,951	1,934,300
WPX Energy, Inc.(b)	255,159	2,510,765
		53,883,500
Financials-22.32%
Affiliated Managers Group, Inc.	41,377	3,532,354
Ally Financial, Inc.	229,366	7,303,013
American Financial Group, Inc.	45,324	4,972,496
American National Insurance Co.	6,009	709,062
Associated Banc-Corp.	131,568	2,820,818
Assurant, Inc.	35,095	4,663,073
Assured Guaranty Ltd.	76,457	3,796,090

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Athene Holding Ltd., Class A(b)	125,029	$5,628,806
AXA Equitable Holdings, Inc.	150,865	3,732,400
Bank of Hawaii Corp.	18,285	1,647,661
Bank OZK	98,715	2,929,861
BankUnited, Inc.	78,883	2,765,638
BGC Partners, Inc., Class A	120,139	696,806
Brighthouse Financial, Inc.(b)	94,219	3,878,054
Chimera Investment Corp.	128,871	2,625,102
CIT Group, Inc.	78,243	3,561,621
Citizens Financial Group, Inc.	97,546	3,751,619
CNA Financial Corp.	6,392	285,850
Comerica, Inc.	60,406	4,253,186
Commerce Bancshares, Inc.	23,444	1,571,451
Cullen/Frost Bankers, Inc.	18,935	1,771,559
E*TRADE Financial Corp.	75,246	3,333,398
East West Bancorp, Inc.	93,734	4,294,892
Eaton Vance Corp.	35,038	1,652,742
Evercore, Inc., Class A	33,073	2,559,189
F.N.B. Corp.	263,244	3,269,490
Fidelity National Financial, Inc.	56,265	2,679,902
First American Financial Corp.	86,404	5,497,022
First Citizens BancShares, Inc., Class A	5,390	2,801,722
First Hawaiian, Inc.	68,409	1,952,393
First Horizon National Corp.	209,005	3,360,800
Globe Life, Inc.	35,227	3,619,927
Hanover Insurance Group, Inc. (The)	31,908	4,337,254
Huntington Bancshares, Inc.	245,992	3,662,821
Interactive Brokers Group, Inc., Class A	59,268	2,869,757
Invesco Ltd.(d)	194,173	3,409,678
Janus Henderson Group PLC (United Kingdom)	133,107	3,380,918
Jefferies Financial Group, Inc.	207,824	4,343,522
Kemper Corp.	22,075	1,631,784
KeyCorp	218,515	4,237,006
Lazard Ltd., Class A	87,021	3,362,491
Legg Mason, Inc.	55,728	2,177,850
Lincoln National Corp.	102,285	6,039,929
Loews Corp.	71,732	3,651,159
LPL Financial Holdings, Inc.	33,014	3,048,843
Mercury General Corp.	13,157	644,430
MFA Financial, Inc.	148,534	1,137,770
MGIC Investment Corp.	287,352	4,140,742
Navient Corp.	171,040	2,454,424
New York Community Bancorp, Inc.	250,048	2,980,572
Old Republic International Corp.	139,139	3,138,976
OneMain Holdings, Inc.	52,979	2,282,865
PacWest Bancorp	93,373	3,477,211
People’s United Financial, Inc.	127,132	2,097,678
Pinnacle Financial Partners, Inc.	42,691	2,622,081
Popular, Inc.	77,422	4,282,211
Primerica, Inc.	16,158	2,162,587
Principal Financial Group, Inc.	113,280	6,241,728
Prosperity Bancshares, Inc.	17,587	1,235,487
Raymond James Financial, Inc.	43,574	3,913,817
Regions Financial Corp.	298,266	4,963,146
Reinsurance Group of America, Inc.	38,722	6,406,942
RenaissanceRe Holdings Ltd. (Bermuda)	9,777	1,841,302
Santander Consumer USA Holdings, Inc.	86,221	2,030,505
Signature Bank	18,664	2,302,391
SLM Corp.	100,418	856,566
Starwood Property Trust, Inc.	70,534	1,728,083
State Street Corp.	76,659	5,757,091
Sterling Bancorp	135,330	2,763,439
	Shares	Value
Financials-(continued)
SVB Financial Group(b)	10,822	$2,507,782
Synovus Financial Corp.	67,208	2,559,953
TCF Financial Corp.	66,342	2,818,872
Two Harbors Investment Corp.	71,601	1,041,079
Umpqua Holdings Corp.	179,019	2,930,541
Unum Group	170,960	5,255,310
Virtu Financial, Inc., Class A(c)	38,091	632,311
Voya Financial, Inc.	117,353	6,839,333
Webster Financial Corp.	51,866	2,525,356
Western Alliance Bancorp	64,576	3,368,284
Wintrust Financial Corp.	32,266	2,191,184
Zions Bancorp. N.A.	96,871	4,822,238
		257,025,296
Health Care-5.88%
Acadia Healthcare Co., Inc.(b)	29,293	942,063
AmerisourceBergen Corp.	44,122	3,878,765
Cardinal Health, Inc.	162,661	8,951,235
Covetrus, Inc.(b)	78,767	1,127,156
DaVita, Inc.(b)	103,778	7,448,147
Encompass Health Corp.	63,950	4,521,905
Exelixis, Inc.(b)	154,182	2,564,047
Henry Schein, Inc.(b)	69,247	4,771,118
Jazz Pharmaceuticals PLC(b)	17,392	2,628,279
MEDNAX, Inc.(b)	68,253	1,782,768
Molina Healthcare, Inc.(b)	36,269	4,914,450
Mylan N.V.(b)	416,453	7,820,987
Nektar Therapeutics(b)	137,597	2,791,843
Perrigo Co. PLC	53,769	2,754,586
Premier, Inc., Class A(b)	42,134	1,497,442
United Therapeutics Corp.(b)	35,104	3,238,695
Universal Health Services, Inc., Class B	43,298	6,039,638
		67,673,124
Industrials-16.81%
A.O. Smith Corp.	55,455	2,684,022
Acuity Brands, Inc.	16,934	2,214,629
ADT, Inc.(c)	64,529	596,248
AECOM(b)	126,679	5,489,001
AGCO Corp.	51,679	4,037,680
Air Lease Corp.	84,614	3,928,628
Alaska Air Group, Inc.	84,377	5,822,857
Allison Transmission Holdings, Inc.	92,291	4,466,884
AMERCO	3,154	1,142,442
American Airlines Group, Inc.	223,408	6,420,746
Arconic, Inc.	124,952	3,868,514
C.H. Robinson Worldwide, Inc.	47,964	3,686,033
Carlisle Cos., Inc.	13,898	2,167,810
Clean Harbors, Inc.(b)	23,150	1,913,347
Colfax Corp.(b)	66,968	2,256,822
Copa Holdings S.A., Class A (Panama)	25,468	2,655,294
Crane Co.	28,131	2,336,842
Curtiss-Wright Corp.	13,487	1,851,900
Fluor Corp.	113,609	1,981,341
Fortune Brands Home & Security, Inc.	54,151	3,425,592
Gates Industrial Corp. PLC(b)	37,267	443,105
Genesee & Wyoming, Inc., Class A(b)	16,114	1,795,905
GrafTech International Ltd.(c)	49,797	701,640
HD Supply Holdings, Inc.(b)	59,615	2,373,869
Hubbell, Inc.	18,883	2,776,179
Huntington Ingalls Industries, Inc.	21,462	5,401,342
IAA, Inc.(b)	30,324	1,374,587
ITT, Inc.	28,600	1,995,708

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	30,098	$3,479,931
Jacobs Engineering Group, Inc.	34,162	3,145,979
JetBlue Airways Corp.(b)	244,161	4,704,982
KAR Auction Services, Inc.	30,324	640,443
Kirby Corp.(b)	12,020	1,014,127
Knight-Swift Transportation Holdings, Inc.	101,695	3,761,698
Landstar System, Inc.	27,601	3,075,027
Lincoln Electric Holdings, Inc.	21,963	2,026,306
Macquarie Infrastructure Corp.	42,769	1,794,160
ManpowerGroup, Inc.	48,419	4,485,536
Masco Corp.	87,284	4,063,070
MSC Industrial Direct Co., Inc., Class A	29,676	2,178,515
nVent Electric PLC	63,619	1,572,025
Oshkosh Corp.	56,469	5,108,186
Owens Corning	87,751	5,884,582
Pentair PLC	50,531	2,241,050
Quanta Services, Inc.	114,988	4,788,100
Regal Beloit Corp.	34,628	2,830,146
Resideo Technologies, Inc.(b)	99,970	977,707
Robert Half International, Inc.	57,090	3,322,638
Ryder System, Inc.	42,259	2,218,175
Schneider National, Inc., Class B	45,014	1,024,069
Sensata Technologies Holding PLC(b)	55,889	2,877,725
Snap-on, Inc.	15,005	2,407,702
Spirit AeroSystems Holdings, Inc., Class A	39,089	3,400,352
Textron, Inc.	119,311	5,516,941
Timken Co. (The)	54,556	2,869,100
Trinity Industries, Inc.	86,530	1,820,591
United Airlines Holdings, Inc.(b)	53,138	4,931,206
United Rentals, Inc.(b)	64,051	9,803,006
Univar Solutions, Inc.(b)	128,246	3,003,521
Valmont Industries, Inc.	12,316	1,762,912
WABCO Holdings, Inc.(b)	13,310	1,793,523
Watsco, Inc.	6,373	1,134,203
WESCO International, Inc.(b)	36,299	1,910,053
XPO Logistics, Inc.(b)	74,823	6,187,114
		193,563,368
Information Technology-11.72%
Alliance Data Systems Corp.	36,208	3,870,997
Arrow Electronics, Inc.(b)	69,055	5,499,540
Avnet, Inc.	72,186	2,934,361
CACI International, Inc., Class A(b)	17,210	4,118,697
CDK Global, Inc.	67,581	3,618,963
Coherent, Inc.(b)	19,508	2,942,977
CommScope Holding Co., Inc.(b)	155,186	2,110,530
CoreLogic, Inc.(b)	36,622	1,517,249
Cypress Semiconductor Corp.	156,491	3,669,714
Dell Technologies, Inc., Class C(b)	89,156	4,323,174
DXC Technology Co.	216,919	8,097,586
EchoStar Corp., Class A(b)	38,529	1,620,915
Entegris, Inc.	63,247	2,992,848
F5 Networks, Inc.(b)	25,884	3,771,558
Hewlett Packard Enterprise Co.	683,844	10,825,250
Jabil, Inc.	121,048	4,701,504
Juniper Networks, Inc.	209,560	5,251,574
Leidos Holdings, Inc.	59,000	5,359,560
Littelfuse, Inc.	6,447	1,169,550
LogMeIn, Inc.	25,754	2,008,297
MKS Instruments, Inc.	43,890	4,664,629
NCR Corp.(b)	97,463	3,199,710
ON Semiconductor Corp.(b)	333,010	7,149,725
Sabre Corp.	143,692	3,223,012
	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	91,166	$8,961,618
SYNNEX Corp.	33,555	4,120,890
Western Digital Corp.	239,063	12,032,041
Western Union Co. (The)	196,809	5,290,226
Xerox Holdings Corp.	151,356	5,892,289
		134,938,984
Materials-10.04%
Albemarle Corp.	43,336	2,833,308
Alcoa Corp.(b)	151,023	3,073,318
Ardagh Group S.A.	15,014	279,110
Ashland Global Holdings, Inc.	14,543	1,042,733
Avery Dennison Corp.	16,143	2,104,563
Axalta Coating Systems Ltd.(b)	69,341	1,974,138
Berry Global Group, Inc.(b)	107,150	5,002,834
Cabot Corp.	46,887	2,203,220
Celanese Corp.	36,811	4,622,357
CF Industries Holdings, Inc.	61,107	2,823,754
Chemours Co. (The)	132,801	2,096,928
Crown Holdings, Inc.(b)	69,309	5,260,553
Domtar Corp.	50,966	1,902,051
Eastman Chemical Co.	91,287	7,154,162
Freeport-McMoRan, Inc.	601,146	6,841,041
Graphic Packaging Holding Co.	67,222	1,093,702
Huntsman Corp.	181,423	4,103,788
International Paper Co.	116,246	5,386,840
Mosaic Co. (The)	198,641	3,784,111
NewMarket Corp.	1,559	770,099
Nucor Corp.	115,797	6,526,319
Olin Corp.	133,740	2,343,125
Owens-Illinois, Inc.	125,822	1,243,121
Packaging Corp. of America	50,088	5,604,847
Reliance Steel & Aluminum Co.	53,165	6,272,407
RPM International, Inc.	28,779	2,121,876
Sealed Air Corp.	45,790	1,727,657
Silgan Holdings, Inc.	63,184	1,946,699
Sonoco Products Co.	41,706	2,524,464
Steel Dynamics, Inc.	171,500	5,784,695
United States Steel Corp.(c)	139,675	1,832,536
Valvoline, Inc.	130,267	2,950,548
Westlake Chemical Corp.	28,698	1,970,979
Westrock Co.	207,724	8,377,509
		115,579,392
Real Estate-2.83%
Apartment Investment & Management Co., Class A	30,082	1,617,509
Apple Hospitality REIT, Inc.	102,704	1,669,967
Brandywine Realty Trust	55,144	850,872
Brixmor Property Group, Inc.	113,274	2,485,232
Brookfield Property REIT, Inc., Class A	76,561	1,456,190
CBRE Group, Inc., Class A(b)	70,107	3,997,501
Colony Capital, Inc.	111,046	541,905
Empire State Realty Trust, Inc., Class A	47,739	666,436
Iron Mountain, Inc.	55,795	1,792,135
Jones Lang LaSalle, Inc.	37,251	6,195,959
Medical Properties Trust, Inc.	180,958	3,756,688
Outfront Media, Inc.	28,206	704,586
Park Hotels & Resorts, Inc.	86,694	2,050,313
Retail Properties of America, Class A	40,701	579,175
Service Properties Trust	91,024	2,119,949

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Taubman Centers, Inc.	13,570	$440,754
Weingarten Realty Investors	52,569	1,673,797
		32,598,968
Utilities-2.37%
AES Corp. (The)	393,209	7,435,582
Hawaiian Electric Industries, Inc.	45,798	1,999,999
IDACORP, Inc.	11,730	1,232,236
MDU Resources Group, Inc.	112,305	3,261,337
National Fuel Gas Co.	39,705	1,787,519
NRG Energy, Inc.	125,835	4,999,425
OGE Energy Corp.	39,805	1,674,198
PG&E Corp.(b)	281,062	2,096,723
UGI Corp.	64,747	2,819,732
		27,306,751
Total Common Stocks & Other Equity Interests (Cost $1,076,039,135)		1,149,627,447
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $105,808)	105,808	105,808
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,076,144,943)		1,149,733,255
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	8,149,861	$8,149,861
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	2,708,999	2,710,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,859,944)		10,859,944
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $1,087,004,887)		1,160,593,199
OTHER ASSETS LESS LIABILITIES-(0.80)%		(9,220,893)
NET ASSETS-100.00%		$1,151,372,306

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$-	$3,214,002	$(106,770)	$296,322	$6,124	$3,409,678	$60,788

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.06%
AMC Entertainment Holdings, Inc., Class A(b)	16,257	$132,982
Care.com, Inc.(c)	2,858	35,811
Central European Media Enterprises Ltd., Class A (Czech Republic)(c)	5,880	26,460
Cincinnati Bell, Inc.(c)	29,667	192,539
Consolidated Communications Holdings, Inc.	41,751	151,556
Cumulus Media, Inc., Class A(c)	8,443	146,402
DHI Group, Inc.(c)	13,104	44,160
Entravision Communications Corp., Class A	23,860	67,762
Fluent, Inc.(c)	4,834	7,928
Frontier Communications Corp.(b)(c)	61,570	41,554
Gannett Co., Inc.(b)	24,437	155,419
Hemisphere Media Group, Inc.(c)	1,804	25,256
IDT Corp., Class B(c)	10,128	72,213
Lee Enterprises, Inc.(c)	31,417	60,949
Liberty Latin America Ltd., Class A (Chile)(c)	3,231	57,512
Liberty TripAdvisor Holdings, Inc., Class A(c)	13,899	96,320
Marchex, Inc., Class B(c)	4,117	16,550
MDC Partners, Inc., Class A(c)	10,538	24,553
Meet Group, Inc. (The)(c)	11,799	57,107
National CineMedia, Inc.	15,331	102,871
Reading International, Inc., Class A(c)	4,412	47,341
Saga Communications, Inc., Class A	1,509	46,387
Spok Holdings, Inc.	1,935	23,820
Travelzoo(c)	796	8,223
Tribune Publishing Co.	10,488	131,310
WideOpenWest, Inc.(c)	4,912	30,110
		1,803,095
Consumer Discretionary-18.82%
1-800-Flowers.com, Inc., Class A(c)	1,889	25,445
Abercrombie & Fitch Co., Class A	5,812	92,818
American Axle & Manufacturing Holdings, Inc.(c)	11,109	109,535
American Outdoor Brands Corp.(c)	11,064	96,699
American Public Education, Inc.(c)	2,268	56,156
America’s Car-Mart, Inc.(c)	1,094	119,530
Ascena Retail Group, Inc.(c)	91,898	41,418
Barnes & Noble Education, Inc.(c)	23,538	118,632
Bassett Furniture Industries, Inc.	5,835	88,809
BBX Capital Corp.	34,776	159,274
Beazer Homes USA, Inc.(c)	17,719	271,455
Big Lots, Inc.	4,114	85,983
Biglari Holdings, Inc., Class B(c)	576	64,973
BJ’s Restaurants, Inc.	1,804	74,235
Bluegreen Vacations Corp.	1,467	14,479
Boot Barn Holdings, Inc.(c)	2,351	93,617
Buckle, Inc. (The)(b)	4,050	112,671
Caleres, Inc.	6,761	147,998
Camping World Holdings, Inc., Class A(b)	17,048	205,258
Carriage Services, Inc.	3,903	93,867
Carrols Restaurant Group, Inc.(c)	16,506	130,728
Cato Corp. (The), Class A	12,939	246,617
Century Casinos, Inc.(c)	4,912	39,787
Century Communities, Inc.(c)	1,763	50,246
Chico’s FAS, Inc.	64,794	309,067
Chuy’s Holdings, Inc.(c)	3,485	100,438
Citi Trends, Inc.	6,760	138,783
Clarus Corp.	2,314	29,133
Collectors Universe, Inc.	1,345	35,333
Conn’s, Inc.(c)	6,468	141,843
Container Store Group, Inc. (The)(b)(c)	7,100	29,536
Cooper-Standard Holdings, Inc.(c)	4,788	136,123
	Shares	Value
Consumer Discretionary-(continued)
Culp, Inc.	3,188	$51,391
Del Taco Restaurants, Inc.(c)	7,556	56,594
Delta Apparel, Inc.(c)	3,728	104,309
Dillard’s, Inc., Class A(b)	798	57,296
Duluth Holdings, Inc., Class B(b)(c)	1,803	16,642
El Pollo Loco Holdings, Inc.(c)	3,320	53,518
Escalade, Inc.	4,120	46,762
Ethan Allen Interiors, Inc.	3,652	65,298
Everi Holdings, Inc.(c)	8,473	114,131
Express, Inc.(c)	38,936	153,018
Fiesta Restaurant Group, Inc.(c)	6,386	63,221
Flexsteel Industries, Inc.	4,497	82,655
Fossil Group, Inc.(c)	20,373	152,594
GameStop Corp., Class A(b)	15,329	97,186
Genesco, Inc.(c)	2,555	94,893
GNC Holdings, Inc.(b)(c)	48,897	143,757
Golden Entertainment, Inc.(c)	7,050	127,746
Green Brick Partners, Inc.(c)	3,526	40,232
Habit Restaurants, Inc. (The), Class A(c)	8,228	87,546
Hamilton Beach Brands Holding Co., Class A	4,021	79,053
Haverty Furniture Cos., Inc.	9,241	185,837
Hibbett Sports, Inc.(b)(c)	7,434	210,903
Hooker Furniture Corp.	4,714	112,240
Houghton Mifflin Harcourt Co.(c)	7,183	42,164
Hudson Ltd., Class A(c)	3,909	54,374
Inspired Entertainment, Inc.(c)	1,760	12,302
J Alexanders Holdings, Inc.(c)	5,754	59,669
J. Jill, Inc.(b)	9,875	17,183
J.C. Penney Co., Inc.(b)(c)	188,456	212,955
Johnson Outdoors, Inc., Class A	460	29,716
Land’s End, Inc.(c)	4,582	53,976
Lifetime Brands, Inc.	6,847	44,642
Liquidity Services, Inc.(c)	2,391	16,713
Lumber Liquidators Holdings, Inc.(b)(c)	4,202	37,440
M/I Homes, Inc.(c)	4,455	197,223
Malibu Boats, Inc., Class A(c)	1,679	66,388
MarineMax, Inc.(c)	12,226	202,463
MasterCraft Boat Holdings, Inc.(c)	5,138	85,342
Modine Manufacturing Co.(c)	13,104	97,232
Motorcar Parts of America, Inc.(c)	3,070	59,896
Movado Group, Inc.	4,114	80,429
Nathan’s Famous, Inc.	374	27,882
Noodles & Co.(b)(c)	4,322	27,229
Office Depot, Inc.	62,482	139,335
Party City Holdco, Inc.(b)(c)	11,463	22,124
PetMed Express, Inc.(b)	5,342	121,958
Potbelly Corp.(c)	12,386	62,673
RCI Hospitality Holdings, Inc.	4,200	77,280
Red Lion Hotels Corp.(c)	2,690	9,388
Red Robin Gourmet Burgers, Inc.(c)	7,682	209,488
Regis Corp.(c)	2,985	48,148
Rocky Brands, Inc.	2,896	80,740
RTW RetailWinds, Inc.(c)	17,807	23,861
Ruth’s Hospitality Group, Inc.	2,439	56,999
Select Interior Concepts, Inc., Class A(c)	5,204	53,601
Shoe Carnival, Inc.(b)	4,493	159,501
Signet Jewelers Ltd.	6,185	113,618
Sonic Automotive, Inc., Class A	9,107	298,254
Sportsmans Warehouse Holdings, Inc.(c)	25,197	184,190
Stamps.com, Inc.(c)	5,731	500,030
Stoneridge, Inc.(c)	2,812	84,754
Superior Group of Cos., Inc.	3,617	48,576

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Tailored Brands, Inc.(b)	29,753	$157,393
Tenneco, Inc., Class A	18,725	232,003
Tilly’s, Inc., Class A	12,801	126,218
Tupperware Brands Corp.	6,801	57,468
Unifi, Inc.(c)	5,462	133,000
Universal Electronics, Inc.(c)	1,498	83,289
Vera Bradley, Inc.(c)	4,827	53,290
Vince Holding Corp.(c)	963	21,831
Vista Outdoor, Inc.(c)	12,258	101,496
Weyco Group, Inc.	1,719	42,201
William Lyon Homes, Inc., Class A(c)	7,811	163,094
Winnebago Industries, Inc.(b)	2,313	109,937
WW International, Inc.(c)	3,526	152,641
ZAGG, Inc.(b)(c)	16,768	128,778
Zumiez, Inc.(c)	5,039	148,852
		11,088,535
Consumer Staples-3.19%
Alico, Inc.	759	25,700
Andersons, Inc. (The)	3,314	76,553
Craft Brew Alliance, Inc.(c)	1,853	30,538
elf Beauty, Inc.(c)	2,898	48,020
Farmer Brothers Co.(c)	2,524	38,289
Fresh Del Monte Produce, Inc.	2,173	71,057
HF Foods Group, Inc.(c)	1,054	28,458
Ingles Markets, Inc., Class A	7,285	323,745
John B. Sanfilippo & Son, Inc.	788	77,019
Landec Corp.(c)	7,683	88,047
Lifevantage Corp.(c)	4,826	72,728
Limoneira Co.	1,811	35,758
Natural Grocers by Vitamin Cottage, Inc.	5,330	49,836
Natures Sunshine Products, Inc.(c)	3,653	36,694
Oil-Dri Corp.of America	1,597	57,955
Pyxus International, Inc.(b)(c)	3,146	25,262
Seneca Foods Corp., Class A(c)	3,904	152,646
SpartanNash Co.	18,929	268,035
United Natural Foods, Inc.(c)	21,087	192,314
Village Super Market, Inc., Class A	4,913	138,940
Weis Markets, Inc.	1,007	40,109
		1,877,703
Energy-7.29%
Abraxas Petroleum Corp.(c)	93,995	24,157
Amplify Energy Corp.	7,682	42,251
Bonanza Creek Energy, Inc.(c)	9,705	169,449
Brigham Minerals, Inc., Class A	1,683	32,583
California Resources Corp.(b)(c)	10,475	68,506
Carrizo Oil & Gas, Inc.(c)	13,321	85,388
Chaparral Energy, Inc., Class A(c)	18,228	19,686
Clean Energy Fuels Corp.(c)	9,826	19,161
Comstock Resources, Inc.(b)(c)	3,907	24,809
CONSOL Energy, Inc.(c)	6,890	87,916
Contura Energy, Inc.(c)	2,189	14,601
Covia Holdings Corp.(c)	20,249	30,171
Denbury Resources, Inc.(c)	133,483	131,681
Earthstone Energy, Inc., Class A(c)	10,794	48,249
Era Group, Inc.(c)	12,126	116,046
Evolution Petroleum Corp.	5,837	30,411
Exterran Corp.(c)	11,715	63,027
Extraction Oil & Gas, Inc.(b)(c)	38,617	55,608
Falcon Minerals Corp.	17,932	115,661
FTS International, Inc.(c)	9,281	9,652
Goodrich Petroleum Corp.(c)	4,789	47,028
	Shares	Value
Energy-(continued)
Green Plains, Inc.	13,565	$206,866
Gulfport Energy Corp.(c)	28,183	66,794
Hallador Energy Co.	11,928	35,665
HighPoint Resources Corp.(c)	62,927	78,659
KLX Energy Services Holdings, Inc.(c)	3,782	21,368
Laredo Petroleum, Inc.(c)	57,813	124,876
Liberty Oilfield Services, Inc., Class A	5,247	46,383
Mammoth Energy Services, Inc.	6,003	9,425
Matrix Service Co.(c)	6,466	135,398
Montage Resources Corp.(c)	12,557	62,032
Nabors Industries Ltd.	27,766	57,198
NACCO Industries, Inc., Class A	1,088	51,245
Natural Gas Services Group, Inc.(c)	2,224	24,108
Newpark Resources, Inc.(c)	12,224	71,633
NexTier Oilfield Solutions, Inc.(c)	29,529	141,444
Nine Energy Service, Inc.(b)(c)	2,140	11,727
Noble Corp. PLC(c)	19,661	20,841
Northern Oil and Gas, Inc.(b)(c)	49,784	88,616
Overseas Shipholding Group, Inc., Class A(c)	29,018	50,781
Panhandle Oil & Gas, Inc., Class A	2,650	31,323
Par Pacific Holdings, Inc.(c)	3,755	93,462
Penn Virginia Corp.(c)	6,466	156,154
PrimeEnergy Resources Corp.(c)	125	18,612
Renewable Energy Group, Inc.(c)	12,811	218,556
REX American Resources Corp.(c)	1,303	119,681
Ring Energy, Inc.(c)	23,937	45,959
Rosehill Resources, Inc.(c)	6,130	7,172
SandRidge Energy, Inc.(c)	18,099	59,546
Scorpio Tankers, Inc. (Monaco)	169	5,812
SEACOR Holdings, Inc.(c)	1,425	60,334
Select Energy Services, Inc., Class A(c)	5,753	44,183
SemGroup Corp., Class A	7,391	113,600
SilverBow Resources, Inc.(c)	4,157	36,249
SM Energy Co.	7,682	63,837
Smart Sand, Inc.(b)(c)	12,645	29,336
Solaris Oilfield Infrastructure, Inc., Class A	4,454	47,791
SRC Energy, Inc.(c)	20,414	72,878
Teekay Corp. (Bermuda)	40,533	194,964
Teekay Tankers Ltd., Class A (Bermuda)(c)	2,981	56,341
TETRA Technologies, Inc.(c)	66,526	81,827
Unit Corp.(c)	17,642	15,096
US Silica Holdings, Inc.(b)	7,816	38,533
US Well Services, Inc.(c)	3,441	5,506
W&T Offshore, Inc.(c)	32,531	139,233
		4,297,085
Financials-23.29%
1st Constitution Bancorp	2,021	41,188
ACNB Corp.	1,677	59,064
AG Mortgage Investment Trust, Inc.	2,774	43,191
Amalgamated Bank, Class A	1,425	27,246
Amerant Bancorp, Inc.(c)	1,890	41,656
American National Bankshares, Inc.	1,259	47,628
Ames National Corp.	1,738	48,994
Anworth Mortgage Asset Corp.	12,311	43,335
Ares Commercial Real Estate Corp.	3,986	62,341
Arrow Financial Corp.	1,555	55,762
Atlantic Capital Bancshares, Inc.(c)	5,926	112,120
Banc of California, Inc.	4,953	76,078
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	1,978	42,665
Bank First Corp.	585	39,727
Bank of Commerce Holdings	4,578	52,418

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Bank of Marin Bancorp	1,051	$47,432
Bank of Princeton (The)	1,262	36,169
Bank7 Corp.	1,513	28,611
BankFinancial Corp.	3,448	47,065
Bankwell Financial Group, Inc.	1,509	44,184
Bar Harbor Bankshares	2,896	74,253
Baycom Corp.(c)	1,468	32,237
BCB Bancorp, Inc.	5,417	73,346
Bridge Bancorp, Inc.	1,719	56,177
Bridgewater Bancshares, Inc.(c)	3,994	51,043
Brightsphere Investment Group, Inc.	6,466	62,268
Bryn Mawr Bank Corp.	1,467	57,609
Business First Bancshares, Inc.	1,514	37,244
Byline Bancorp, Inc.(c)	1,640	30,160
C&F Financial Corp.	1,949	109,729
Cambridge Bancorp	500	38,950
Camden National Corp.	1,256	54,561
Capital Bancorp, Inc.(c)	2,943	43,851
Capital City Bank Group, Inc.	1,888	54,620
Capstar Financial Holdings, Inc.	2,858	48,014
Capstead Mortgage Corp.	10,082	78,438
Carter Bank & Trust(c)	1,929	40,740
Central Pacific Financial Corp.	1,804	52,424
Central Valley Community Bancorp	2,523	53,235
Century Bancorp, Inc., Class A	461	40,222
Chemung Financial Corp.	1,010	46,228
Cherry Hill Mortgage Investment Corp.	6,070	90,929
Citizens & Northern Corp.	1,425	37,477
Citizens, Inc.(c)	13,460	91,797
Civista Bancshares, Inc.	1,810	39,241
CNB Financial Corp.	2,843	90,009
Coastal Financial Corp.(c)	1,424	24,194
Codorus Valley Bancorp, Inc.	2,853	61,368
Colony Bankcorp, Inc.	1,930	31,285
Community Bankers Trust Corp.	6,593	57,293
Community Financial Corp. (The)	1,299	44,777
Community Trust Bancorp, Inc.	1,135	51,007
ConnectOne Bancorp, Inc.	2,417	60,884
Cowen, Inc., Class A(c)	13,821	211,738
Crawford & Co., Class A(b)	8,434	92,437
Curo Group Holdings Corp.(c)	8,306	113,045
Customers Bancorp, Inc.(c)	4,329	101,212
Diamond Hill Investment Group, Inc.	352	48,066
Dime Community Bancshares, Inc.	2,811	56,670
DNB Financial Corp.	713	32,933
Donegal Group, Inc., Class A	2,525	36,941
Donnelley Financial Solutions, Inc.(c)	13,434	134,877
Dynex Capital, Inc.	7,517	126,962
Elevate Credit, Inc.(c)	12,938	53,693
Encore Capital Group, Inc.(c)	2,143	78,155
Enova International, Inc.(c)	7,897	181,868
Entegra Financial Corp.(c)	1,222	36,709
Enterprise Bancorp, Inc.	1,976	63,015
Equity Bancshares, Inc., Class A(c)	2,700	79,515
Esquire Financial Holdings, Inc.(c)	1,089	26,071
ESSA Bancorp, Inc.	2,688	46,314
Evans Bancorp, Inc.	1,716	69,824
Exantas Capital Corp.	4,833	58,189
EZCORP, Inc., Class A(c)	15,775	80,768
Farmers & Merchants Bancorp, Inc.	1,050	27,248
Farmers National Banc Corp.	4,595	70,487
Federal Agricultural Mortgage Corp., Class C	1,887	156,715
	Shares	Value
Financials-(continued)
FedNat Holding Co.	6,917	$103,132
Fidelity D&D Bancorp, Inc.	422	27,675
Financial Institutions, Inc.	2,980	97,088
First Bancorp, Inc.	2,393	68,153
First Bancshares, Inc. (The)	1,309	43,930
First Bank	3,944	42,714
First Business Financial Services, Inc.	2,628	65,647
First Capital, Inc.(b)	684	46,478
First Choice Bancorp	1,180	26,857
First Community Bancshares, Inc.	1,595	48,632
First Defiance Financial Corp.	2,225	67,084
First Financial Corp.	1,930	85,345
First Financial Northwest, Inc.	2,479	36,516
First Foundation, Inc.	3,743	61,348
First Guaranty Bancshares, Inc.	1,515	32,572
First Internet Bancorp	3,596	81,629
First Mid-Illinois Bancshares, Inc.	1,261	44,110
First Northwest Bancorp	1,641	28,931
First of Long Island Corp. (The)	2,728	66,099
Flushing Financial Corp.	3,358	71,190
FNCB Bancorp, Inc.	6,010	48,801
Franklin Financial Network, Inc.	2,740	93,544
Franklin Financial Services Corp.	716	26,836
FS Bancorp, Inc.	1,174	70,182
FVCBankcorp, Inc.(c)	1,721	29,481
GAMCO Investors, Inc., Class A	3,070	55,199
German American Bancorp, Inc.	1,510	50,887
Global Indemnity Ltd. (Cayman Islands)	883	25,404
Goosehead Insurance, Inc., Class A(b)	1,090	44,167
Great Ajax Corp.	3,108	47,335
Great Southern Bancorp, Inc.	754	46,017
Greene County Bancorp, Inc.	548	15,848
Greenhill & Co., Inc.	9,201	156,509
Guaranty Bancshares, Inc.	1,220	40,321
Hallmark Financial Services, Inc.(c)	2,097	39,990
Hanmi Financial Corp.	3,190	62,620
HarborOne Bancorp, Inc.(c)	1,892	20,074
Hawthorn Bancshares, Inc.	1,474	35,862
HCI Group, Inc.(b)	1,206	55,838
Health Insurance Innovations, Inc., Class A(c)	1,978	35,545
Heritage Commerce Corp.	4,372	54,650
Heritage Insurance Holdings, Inc.	7,313	100,115
Hingham Institution for Savings	209	40,078
Home Bancorp, Inc.	1,806	69,675
HomeStreet, Inc.(c)	3,616	115,423
HomeTrust Bancshares, Inc.	1,724	45,048
Horizon Bancorp, Inc.	2,732	51,416
Howard Bancorp, Inc.(c)	2,811	46,831
Independence Holding Co.	465	19,651
Independent Bank Corp.	2,728	60,971
INTL. FCStone, Inc.(c)	4,617	184,680
Investar Holding Corp.	1,641	41,058
Investors Title Co.	294	47,113
Ladenburg Thalmann Financial Services, Inc.	36,840	128,572
LCNB Corp.	2,521	46,613
Level One Bancorp, Inc.	1,349	33,037
Live Oak Bancshares, Inc.	2,061	37,613
Luther Burbank Corp.	2,266	26,195
Macatawa Bank Corp.	4,116	44,082
Mackinac Financial Corp.	2,308	36,328
MainStreet Bancshares, Inc.(c)	1,553	34,057
Malvern Bancorp, Inc.(c)	1,471	33,774

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Marlin Business Services Corp.	3,932	$84,302
Medallion Financial Corp.(c)	8,984	57,228
Mercantile Bank Corp.	2,138	75,364
Merchants Bancorp	2,479	44,572
Metropolitan Bank Holding Corp.(c)	1,172	52,845
Mid Penn Bancorp, Inc.	1,220	32,903
Midland States Bancorp, Inc.	2,885	81,011
MidWestOne Financial Group, Inc.	1,511	51,374
MMA Capital Holdings, Inc.(c)	2,561	81,875
Mr Cooper Group, Inc.(c)	20,866	280,439
MutualFirst Financial, Inc.	1,383	54,836
MVB Financial Corp.	1,933	41,173
National Bankshares, Inc.	1,131	48,497
National Western Life Group, Inc., Class A	267	67,345
NI Holdings, Inc.(c)	1,517	25,395
Nicolet Bankshares, Inc.(c)	837	60,649
Northeast Bank	1,676	36,202
Northrim BanCorp, Inc.	1,763	66,060
Norwood Financial Corp.	1,244	43,540
Oak Valley Bancorp	1,637	30,661
Ocwen Financial Corp.(c)	80,012	124,819
Ohio Valley Banc Corp.	1,049	39,516
Old Second Bancorp, Inc.	6,634	81,930
On Deck Capital, Inc.(c)	39,435	162,078
OP Bancorp	5,422	53,027
Oppenheimer Holdings, Inc., Class A	5,750	163,932
Orchid Island Capital, Inc.(b)	8,483	48,183
Orrstown Financial Services, Inc.	2,017	44,213
Pacific Mercantile Bancorp(c)	7,226	51,738
Parke Bancorp, Inc.	2,770	66,286
PCB Bancorp	3,066	52,490
PCSB Financial Corp.	1,389	28,336
PDL Community Bancorp(c)	837	12,220
Peapack-Gladstone Financial Corp.	2,583	77,232
Penns Woods Bancorp, Inc.	1,596	50,545
Peoples Bancorp of North Carolina, Inc.	1,299	40,918
Peoples Bancorp, Inc.	1,599	52,303
Peoples Financial Services Corp.	1,298	63,758
People’s Utah Bancorp	1,765	51,803
Piper Jaffray Cos.	1,476	119,379
Preferred Bank	1,508	83,166
Premier Financial Bancorp, Inc.	3,400	61,710
Protective Insurance Corp.	5,176	87,319
Provident Bancorp, Inc.(c)	1,347	15,895
Provident Financial Holdings, Inc.	1,844	40,347
Prudential Bancorp, Inc.	1,727	31,086
Pzena Investment Management, Inc., Class A	5,586	49,660
QCR Holdings, Inc.	2,220	92,796
Ready Capital Corp.	4,280	67,496
Regional Management Corp.(c)	5,531	179,757
Reliant Bancorp, Inc.	2,728	60,944
Republic First Bancorp, Inc.(c)	8,650	34,254
Riverview Bancorp, Inc.	5,880	42,512
SB One Bancorp	1,516	35,838
Sculptor Capital Management, Inc.	2,477	48,004
Select Bancorp, Inc.(c)	2,480	29,586
Shore Bancshares, Inc.	3,783	63,327
Sierra Bancorp	2,139	57,325
Silvercrest Asset Management Group, Inc., Class A	3,024	39,161
SmartFinancial, Inc.	2,147	48,952
South Plains Financial, Inc.	757	14,368
	Shares	Value
Financials-(continued)
Southern First Bancshares, Inc.(c)	1,636	$70,070
Southern Missouri Bancorp, Inc.	1,472	55,023
Southern National Bancorp of Virginia, Inc.	4,496	71,621
Spirit of Texas Bancshares, Inc.(c)	1,301	29,715
Sterling Bancorp	3,402	32,965
Stewart Information Services Corp.	1,637	70,014
Summit Financial Group, Inc.	2,478	66,782
Territorial Bancorp, Inc.	1,511	47,884
Timberland Bancorp, Inc.	1,848	54,765
Tiptree, Inc.	14,701	114,521
TriState Capital Holdings, Inc.(c)	2,897	70,194
Triumph Bancorp, Inc.(c)	1,596	57,233
TrustCo Bank Corp.	6,762	59,370
Union Bankshares, Inc.	925	31,432
United Community Financial Corp.	6,512	72,348
United Insurance Holdings Corp.	1,683	21,357
United Security Bancshares	2,856	29,817
Unity Bancorp, Inc.	2,728	60,425
Universal Insurance Holdings, Inc.	2,393	69,636
Univest Financial Corp.	2,312	60,366
Waterstone Financial, Inc.	3,147	59,384
Watford Holdings Ltd. (Bermuda)(c)	3,732	100,951
West Bancorporation, Inc.	2,894	70,266
Western Asset Mortgage Capital Corp.	9,838	101,135
Western New England Bancorp, Inc.	5,128	50,306
Westwood Holdings Group, Inc.	2,266	69,929
		13,720,495
Health Care-7.25%
Accuray, Inc.(c)	50,635	155,956
Acorda Therapeutics, Inc.(c)	26,334	42,134
Affimed N.V. (Germany)(c)	25,075	64,694
AMAG Pharmaceuticals, Inc.(c)	9,088	96,787
American Renal Associates Holdings, Inc.(c)	10,999	104,051
Anika Therapeutics, Inc.(c)	1,971	113,924
Apollo Medical Holdings, Inc.(b)(c)	845	15,438
Aratana Theapeutics, Inc., CVR(c)(d)	540	135
Assertio Therapeutics, Inc.(c)	37,842	28,760
BioSpecifics Technologies Corp.(c)	1,005	55,275
Collegium Pharmaceutical, Inc.(c)	19,024	413,392
Community Health Systems, Inc.(c)	51,026	163,283
Computer Programs & Systems, Inc.	2,013	53,526
Cross Country Healthcare, Inc.(c)	14,813	178,793
Diplomat Pharmacy, Inc.(c)	10,082	51,922
Enzo Biochem, Inc.(c)	6,935	18,378
Genesis Healthcare, Inc.(c)	46,202	77,619
Hanger, Inc.(c)	7,855	205,801
IntriCon Corp.(c)	1,004	18,895
Invacare Corp.	12,828	111,988
iRadimed Corp.(c)	1,004	22,068
Joint Corp. (The)(c)	2,440	46,726
Lannett Co., Inc.(b)(c)	18,729	165,190
LeMaitre Vascular, Inc.	2,402	85,439
Mallinckrodt PLC(b)(c)	36,039	135,867
Meridian Bioscience, Inc.	9,164	83,851
OptimizeRx Corp.(c)	971	10,390
Option Care Health, Inc.(c)	17,555	54,596
OraSure Technologies, Inc.(c)	13,774	111,569
Owens & Minor, Inc.	36,452	241,312
Palatin Technologies, Inc.(c)	58,342	48,132
Phibro Animal Health Corp., Class A	1,768	42,892
RadNet, Inc.(c)	17,465	334,629
RTI Surgical Holdings, Inc.(c)	16,343	30,235

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
SIGA Technologies, Inc.(b)(c)	32,639	$159,931
Surgery Partners, Inc.(c)	13,114	180,711
Tivity Health, Inc.(c)	7,536	170,690
Triple-S Management Corp., Class B(c)	12,431	238,054
Utah Medical Products, Inc.	921	98,381
Zynex, Inc.(b)	3,990	41,895
		4,273,309
Industrials-19.08%
ACCO Brands Corp.	21,164	193,651
Aegion Corp.(c)	9,494	205,640
Allied Motion Technologies, Inc.	1,466	65,677
Ameresco, Inc., Class A(c)	2,228	36,428
American Superconductor Corp.(c)	8,816	73,614
ArcBest Corp.	7,771	223,649
Armstrong Flooring, Inc.(c)	10,924	43,805
Atkore International Group, Inc.(c)	3,297	137,551
Atlas Air Worldwide Holdings, Inc.(c)	3,695	96,403
Barrett Business Services, Inc.	1,642	145,087
BG Staffing, Inc.	5,110	110,376
Blue Bird Corp.(c)	3,694	75,173
BlueLinx Holdings, Inc.(b)(c)	5,294	54,369
Briggs & Stratton Corp.	21,754	116,384
Caesarstone Ltd.	2,937	45,993
CAI International, Inc.(c)	8,363	201,548
CECO Environmental Corp.(c)	4,790	37,697
Charah Solutions, Inc.(c)	5,416	12,673
Columbus McKinnon Corp.	1,508	61,949
Commercial Vehicle Group, Inc.(c)	17,888	127,720
Construction Partners, Inc.(c)	7,179	142,144
Continental Building Products, Inc.(c)	3,363	123,725
Cornerstone Building Brands, Inc.(c)	3,364	23,212
Costamare, Inc. (Monaco)	8,316	68,441
Covenant Transportation Group, Inc., Class A(c)	7,417	99,610
CRA International, Inc.	2,690	137,916
Daseke, Inc.(c)	26,837	79,169
Ducommun, Inc.(c)	1,467	71,707
DXP Enterprises, Inc.(c)	3,218	123,990
Eagle Bulk Shipping, Inc.(c)	10,167	48,497
Eastern Co. (The)	2,628	72,217
Echo Global Logistics, Inc.(c)	9,820	196,695
Ennis, Inc.	4,318	89,123
EVI Industries, Inc.	332	10,149
Foundation Building Materials, Inc.(c)	2,690	54,984
Franklin Covey Co.(c)	672	24,804
Genco Shipping & Trading Ltd.	3,275	34,387
Gencor Industries, Inc.(c)	2,101	26,368
General Finance Corp.(c)	4,199	45,391
GMS, Inc.(c)	7,606	235,482
GP Strategies Corp.(c)	5,248	66,650
Graham Corp.	1,217	25,849
Great Lakes Dredge & Dock Corp.(c)	6,596	70,445
Greenbrier Cos., Inc. (The)	4,535	127,615
Griffon Corp.	7,859	166,768
H&E Equipment Services, Inc.	4,124	136,092
Hawaiian Holdings, Inc.	3,951	119,676
Heidrick & Struggles International, Inc.	3,758	116,573
Herc Holdings, Inc.(c)	3,224	150,754
Heritage-Crystal Clean, Inc.(c)	1,176	36,374
Hertz Global Holdings, Inc.(c)	6,149	95,309
Hurco Cos., Inc.	2,392	85,586
Hyster-Yale Materials Handling, Inc.	3,234	191,550
IES Holdings, Inc.(c)	2,315	50,212
	Shares	Value
Industrials-(continued)
InnerWorkings, Inc.(c)	13,147	$61,922
Insteel Industries, Inc.	6,301	147,002
Interface, Inc.	4,630	77,738
Kelly Services, Inc., Class A	5,594	122,565
Kforce, Inc.	1,891	74,732
Kimball International, Inc., Class B	5,144	109,979
Knoll, Inc.	3,233	89,101
Lawson Products, Inc.(c)	755	38,928
LB Foster Co., Class A(c)	2,769	52,445
LSC Communications, Inc.	19,233	8,301
Luxfer Holdings PLC (United Kingdom)	2,354	41,124
Lydall, Inc.(c)	8,693	161,864
Maxar Technologies, Inc.(b)	18,902	196,581
Mesa Air Group, Inc.(c)	12,219	88,832
Miller Industries, Inc.	5,043	184,826
Mistras Group, Inc.(c)	4,748	62,863
MYR Group, Inc.(c)	4,868	167,264
National Presto Industries, Inc.	423	37,639
Northwest Pipe Co.(c)	1,346	46,208
PAM Transportation Services, Inc.(c)	880	45,936
Park Aerospace Corp.	7,889	128,670
Park-Ohio Holdings Corp.	4,682	148,092
Patrick Industries, Inc.(c)	2,563	126,920
PICO Holdings, Inc.(c)	1,301	14,285
Pitney Bowes, Inc.	53,394	251,486
Powell Industries, Inc.	591	24,580
Preformed Line Products Co.	1,445	103,895
Primoris Services Corp.	5,589	123,070
Quad/Graphics, Inc.	18,393	82,585
Quanex Building Products Corp.	8,277	161,070
Radiant Logistics, Inc.(c)	13,146	70,331
Resources Connection, Inc.	4,154	64,179
REV Group, Inc.	4,029	52,377
RR Donnelley & Sons Co.	41,620	165,231
Rush Enterprises, Inc., Class A	1,841	84,355
Safe Bulkers, Inc. (Greece)(c)	30,243	52,925
Scorpio Bulkers, Inc.	12,304	75,300
SP Plus Corp.(c)	2,443	107,126
Spartan Motors, Inc.	13,494	239,518
Standex International Corp.	921	71,083
Sterling Construction Co., Inc.(c)	14,437	210,347
Systemax, Inc.	1,677	38,839
Team, Inc.(c)	5,785	93,543
Textainer Group Holdings Ltd. (China)(c)	9,799	89,465
Titan International, Inc.	25,326	74,205
Titan Machinery, Inc.(c)	8,699	117,176
Transcat, Inc.(c)	1,765	57,874
TrueBlue, Inc.(c)	5,793	135,035
Tutor Perini Corp.(c)	8,943	142,462
Twin Disc, Inc.(c)	3,154	32,108
Universal Logistics Holdings, Inc.	2,566	51,166
US Xpress Enterprises, Inc., Class A(c)	12,811	61,493
Vectrus, Inc.(c)	4,820	245,531
Veritiv Corp.(c)	7,724	141,658
VSE Corp.	4,828	196,934
Wabash National Corp.	10,576	166,572
Willdan Group, Inc.(c)	1,264	36,037
Willis Lease Finance Corp.(c)	1,753	105,180
YRC Worldwide, Inc.(b)(c)	19,572	68,306
		11,239,710
Information Technology-7.00%
Airgain, Inc.(c)	1,010	9,534

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Alpha & Omega Semiconductor Ltd.(c)	7,693	$91,470
American Software, Inc., Class A	2,313	36,569
Applied Optoelectronics, Inc.(b)(c)	6,051	64,746
AstroNova, Inc.	1,257	19,421
Avid Technology, Inc.(c)	4,115	32,385
Axcelis Technologies, Inc.(c)	5,895	126,389
AXT, Inc.(c)	7,815	24,695
Bel Fuse, Inc., Class B	5,724	94,847
Benchmark Electronics, Inc.	4,749	163,698
CalAmp Corp.(c)	9,493	99,582
Calix, Inc.(c)	5,124	39,711
Casa Systems, Inc.(c)	8,654	31,847
ChannelAdvisor Corp.(c)	2,147	20,375
Clearfield, Inc.(c)	1,554	21,088
Comtech Telecommunications Corp.	3,569	134,872
Daktronics, Inc.	12,784	78,749
DASAN Zhone Solutions, Inc.(c)	924	7,364
Digi International, Inc.(c)	2,985	53,252
Digital Turbine, Inc.(c)	5,163	45,847
DSP Group, Inc.(c)	1,846	26,158
eGain Corp.(c)	1,848	14,100
Endurance International Group Holdings, Inc.(c)	14,111	57,150
Exela Technologies, Inc.(c)	7,858	2,545
GSI Technology, Inc.(c)	1,721	12,598
GTY Technology Holdings, Inc.(c)	3,862	19,040
Hackett Group, Inc. (The)	2,814	43,139
Harmonic, Inc.(c)	5,796	47,875
I3 Verticals, Inc., Class A(c)	971	26,528
Ichor Holdings Ltd.(c)	6,512	205,454
Immersion Corp.(c)	18,515	124,976
Information Services Group, Inc.(c)	18,858	46,391
Intelligent Systems Corp.(c)	673	29,302
International Money Express, Inc.(c)	841	11,429
KEMET Corp.	6,842	182,818
Kimball Electronics, Inc.(c)	11,507	201,833
KVH Industries, Inc.(c)	2,393	27,400
Limelight Networks, Inc.(c)	13,737	58,657
Methode Electronics, Inc.	3,041	113,156
NeoPhotonics Corp.(c)	4,326	35,473
NVE Corp.	422	26,835
Onto Innovation, Inc.(c)	2,357	79,101
PC Connection, Inc.	1,678	82,759
Photronics, Inc.(c)	14,444	169,861
Presidio, Inc.	3,524	58,181
PRGX Global, Inc.(c)	4,831	21,739
ScanSource, Inc.(c)	5,293	187,478
SecureWorks Corp., Class A(c)	964	10,932
SMART Global Holdings, Inc.(c)	7,187	221,360
StarTek, Inc.(c)	2,440	19,374
TESSCO Technologies, Inc.	3,616	40,571
TTM Technologies, Inc.(c)	15,919	213,474
Ultra Clean Holdings, Inc.(c)	9,998	222,355
Unisys Corp.(c)	21,250	241,825
Vishay Precision Group, Inc.(c)	1,372	47,210
		4,125,518
Materials-7.35%
Advanced Emissions Solutions, Inc.(b)	2,651	26,961
AdvanSix, Inc.(c)	6,188	125,183
AK Steel Holding Corp.(c)	122,746	338,779
American Vanguard Corp.	4,958	79,824
Boise Cascade Co.	6,508	246,783
Century Aluminum Co.(c)	6,053	42,674
	Shares	Value
Materials-(continued)
Clearwater Paper Corp.(c)	9,531	$208,634
Forterra, Inc.(c)	10,231	113,666
FutureFuel Corp.	6,340	71,135
Gold Resource Corp.	17,429	77,733
Hawkins, Inc.	2,852	117,845
Haynes International, Inc.	1,216	44,651
Hecla Mining Co.	40,112	99,077
Innophos Holdings, Inc.	4,113	131,205
Intrepid Potash, Inc.(c)	15,582	35,527
Koppers Holdings, Inc.(c)	5,548	205,553
Kraton Corp.(c)	6,088	137,163
LSB Industries, Inc.(c)	5,710	22,612
Mayville Engineering Co., Inc.(c)	1,681	15,717
Myers Industries, Inc.	3,235	53,539
Novagold Resources, Inc. (Canada)(c)	15,423	107,344
Olympic Steel, Inc.	5,417	90,789
OMNOVA Solutions, Inc.(c)	26,024	263,363
Orion Engineered Carbons S.A. (Luxembourg)	4,156	75,556
PH Glatfelter Co.	6,515	116,293
Ramaco Resources, Inc.(c)	3,447	11,789
Rayonier Advanced Materials, Inc.	29,018	113,750
Ryerson Holding Corp.(c)	9,718	103,594
Schnitzer Steel Industries, Inc., Class A	9,453	203,712
Schweitzer-Mauduit International, Inc., Class A	2,159	94,694
SunCoke Energy, Inc.	28,033	143,529
Synalloy Corp.	1,844	23,861
TimkenSteel Corp.(c)	19,906	115,853
Trecora Resources(c)	5,001	38,508
Tredegar Corp.	7,061	152,023
UFP Technologies, Inc.(c)	1,461	67,717
United States Lime & Minerals, Inc.	210	21,603
US Concrete, Inc.(c)	2,136	87,426
Valhi, Inc.	7,943	15,409
Verso Corp., Class A(c)	11,965	220,874
Warrior Met Coal, Inc.	3,320	68,160
		4,330,108
Real Estate-2.67%
Altisource Portfolio Solutions S.A.(c)	2,438	43,933
Ashford Hospitality Trust, Inc.	20,959	57,637
Bluerock Residential Growth REIT, Inc.	3,197	39,195
Braemar Hotels & Resorts, Inc.	8,431	82,708
BRT Apartments Corp.	4,784	87,834
CBL & Associates Properties, Inc.(b)	99,877	143,823
Cedar Realty Trust, Inc.	20,792	55,515
City Office REIT, Inc.	4,748	63,766
Clipper Realty, Inc.	2,438	21,820
Consolidated-Tomoka Land Co.	1,467	91,966
CorEnergy Infrastructure Trust, Inc.	1,384	61,228
Farmland Partners, Inc.	4,621	30,822
FRP Holdings, Inc.(c)	964	48,104
Gladstone Land Corp.	1,769	22,431
Global Medical REIT, Inc.	2,903	40,410
Hersha Hospitality Trust	2,942	41,718
Jernigan Capital, Inc.	1,384	24,192
One Liberty Properties, Inc.	1,011	27,610
Preferred Apartment Communities, Inc., Class A	3,357	46,226
RE/MAX Holdings, Inc., Class A	2,226	85,367
Realogy Holdings Corp.(b)	23,351	244,485
RMR Group, Inc. (The), Class A	596	27,994

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Washington Prime Group, Inc.(b)	32,800	$136,448
Whitestone REIT	3,236	45,433
		1,570,665
Utilities-0.92%
Artesian Resources Corp., Class A	1,176	43,747
Atlantic Power Corp.(c)	63,380	149,577
Clearway Energy, Inc., Class A	4,575	86,834
Consolidated Water Co. Ltd. (Cayman Islands)	2,355	39,281
Genie Energy Ltd., Class B(b)	4,869	39,390
Global Water Resources, Inc.	1,469	19,787
Pure Cycle Corp.(c)	1,181	14,668
RGC Resources, Inc.	1,138	33,435
Spark Energy, Inc., Class A	6,842	75,467
York Water Co. (The)	884	39,188
		541,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $56,274,196)		58,867,597
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	2,582,110	$2,582,110
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	858,579	858,922
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,441,032)		3,441,032
TOTAL INVESTMENTS IN SECURITIES-105.76% (Cost $59,715,228)		62,308,629
OTHER ASSETS LESS LIABILITIES-(5.76)%		(3,391,072)
NET ASSETS-100.00%		$58,917,557

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.*	$11,708	$4,667	$(16,345)	$125	$(155)	$-	$-

*	At November 30, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,867,462	$-	$135	$58,867,597
Money Market Funds	3,441,032	-	-	3,441,032
Total Investments	$62,308,494	$-	$135	$62,308,629
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco ESG Revenue ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.